Cost of Goods Sold (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cost Of Goods Sold Details Narrative
Cost of goods sold	$ 24,284		$ 56,038